Financial Risk Management - Additional Information (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Recurring Fair Value Measurement
Financial Risk Management [Line Items]
Transfer between Level 1 and 2, assets	¥ 0	¥ 0
Level 3 Fair Value Hierarchy
Financial Risk Management [Line Items]
Contingent consideration	¥ 56	¥ 69	¥ 112	¥ 63